Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 1,060	¥ 3,739
Loans held for sale	15,758	86,153
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 27,759	¥ 29,037